Expense Example, No Redemption {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-12 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 694
3 Years	946
5 Years	1,217
10 Years	1,989
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	496
3 Years	805
5 Years	1,135
10 Years	2,067
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,123
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049